STOCK OPTION PLAN (Details 1) (Stock Options, USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	642,401	701,963
Options Outstanding Weighted Average Remaining Contractual Life (Years)	4 years 2 months 8 days
Options Outstanding Weighted Average Exercise Price	$ 2.01	$ 2.02
Number Of Options Exercisable	497,677
Options Exercisable Weighted Average Remaining Contractual Life (Years)	3 years 11 days
Options Exercisable Weighted Average Exercise Price	$ 1.97
Range of Exercise Prices 1.33 To 2.03
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	403,262
Options Outstanding Weighted Average Remaining Contractual Life (Years)	2 years 6 months 10 days
Options Outstanding Weighted Average Exercise Price	$ 1.67
Number Of Options Exercisable	388,025
Options Exercisable Weighted Average Remaining Contractual Life (Years)	2 years 5 months 15 days
Options Exercisable Weighted Average Exercise Price	$ 1.66
Minimum Range of Exercise Prices	$ 1.33
Maximum Range of Exercise Prices	$ 2.03
Range of Exercise Prices 2.06 To 4.34
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	224,853
Options Outstanding Weighted Average Remaining Contractual Life (Years)	7 years 4 months 27 days
Options Outstanding Weighted Average Exercise Price	$ 2.3
Number Of Options Exercisable	95,366
Options Exercisable Weighted Average Remaining Contractual Life (Years)	5 years 8 months 23 days
Options Exercisable Weighted Average Exercise Price	$ 2.49
Minimum Range of Exercise Prices	$ 2.06
Maximum Range of Exercise Prices	$ 4.34
Exercise Prices 7.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	14,286
Options Outstanding Weighted Average Remaining Contractual Life (Years)	2 months 22 days
Options Outstanding Weighted Average Exercise Price	$ 7
Number Of Options Exercisable	14,286
Options Exercisable Weighted Average Remaining Contractual Life (Years)	2 months 23 days
Options Exercisable Weighted Average Exercise Price	$ 7